Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2016 and 2015 is as follows:

	2016 $	2015 $
Comprehensive loss	(37,173)	(18,790)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2015-26.51%)	(9,856)	(4,980)
Permanent differences	5,099	1,333
Share issuance costs	(2,965)	(3,734)
Other items	(39)	(8)
Foreign tax rate differential	(664)	(44)
Increase in valuation allowance	8,425	7,433
Provision for income tax (recovery) expense	—	—

During the years ended December 31, 2016 and 2015, the loss before income taxes includes foreign income (loss) of $(1,791) and $234, respectively.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	2016 $	2015 $
Deferred tax assets
Temporary differences on capital and intangible assets	2,596	415
Tax loss carryforwards	4,936	3,799
SR&ED expenditure carryforwards	3,363	1,687
Stock based compensation expense	689	—
Share issuance costs	4,662	3,345
Investment tax credits	2,766	1,253
Lease accruals and reserves	4,827	4,316
Total deferred tax assets	23,839	14,815
Valuation allowance	(22,436)	(14,011)
	1,403	804
Deferred tax liabilities
Capitalized software development costs	1,403	804
Total deferred tax liabilities	1,403	804
Net deferred tax asset	—	—

The Company has determined that it is not more likely than not that it will realize any of its deferred tax assets, and therefore a full valuation allowance has been established against the total deferred tax assets.
The Company does not have any unrecognized tax benefits.
The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2016 and 2015, there was no interest or penalties related to uncertain tax positions.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada. The Company and its U.S. subsidiaries file federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company remains subject to audit by the relevant tax authorities for the years ended 2011 through 2016.

During the year ended December 31, 2016, the Company was subject to a corporate income tax audit by the Canadian Revenue Agency (CRA) for tax years ending December 31, 2012, 2013, and 2014. The Company is subject to the possibility of penalty and interest amounts arising from the outcome of the CRA audit which remains open as of December 31, 2016. As of December 31, 2016, the Company believes that interest and penalties resulting from the CRA audit are reasonably estimable but not probable. As a result, the Company has not recorded a contingent liability related to the CRA audit.

The Company estimates SR&ED expenditures and claims investment tax credits for income tax purposes based on management’s interpretation of the applicable legislation in the Income Tax Act (“the Act”) and related provincial legislation. These claims are subject to audit by the tax authorities. In the opinion of management, the treatment of research and development expenditures for income tax purposes is appropriate. Any difference between recorded refundable tax credits and amounts ultimately received is recorded when the amount becomes known. As of December 31, 2016 and 2015, the Company had unused non-capital tax losses of approximately $17,728 and $14,264 respectively, a SR&ED expenditure pool totaling $12,683 and $6,364 respectively, and investment tax credits of $3,435 and $1,486 respectively, that are due to expire as follows.

	Non-Capital Losses $	SR&ED Expenditures $	Investment Tax Credits $
2032	13	—	394
2033	11,323	—	197
2034	825	—	563
2035	912	—	557
2036	4,655	—	1,724
Indefinite	—	12,683	—
	17,728	12,683	3,435